UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2012

1.799865.108

VIPCON-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.0%
General Motors Co. (a)	344,082	$ 8,825,703
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	539,889	41,674,032
Hotels, Restaurants & Leisure - 3.2%
Arcos Dorados Holdings, Inc.	1,824,100	32,997,969
Betfair Group PLC (d)	1,865,918	25,935,617
Dunkin' Brands Group, Inc.	72,200	2,173,942
McDonald's Corp.	1,998,042	196,007,920
Starbucks Corp.	2,611,880	145,977,973
Yum! Brands, Inc.	1,873,540	133,358,577
		536,451,998
Household Durables - 0.0%
Harman International Industries, Inc.	195,400	9,146,674
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	91,201	65,436,718
Media - 3.0%
Comcast Corp. Class A	6,049,811	181,554,828
DIRECTV (a)	3,164,390	156,131,003
Legend Pictures LLC (a)(g)(h)	6,611	7,068,018
The Walt Disney Co.	3,583,301	156,876,918
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	11,499	4,312,125
		505,942,892
Multiline Retail - 0.7%
Dollar General Corp. (a)	2,431,589	112,339,412
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	853,953	42,364,608
Cabela's, Inc. Class A (a)	39,200	1,495,480
Limited Brands, Inc.	1,082,170	51,944,160
Lowe's Companies, Inc.	4,620,630	144,995,369
TJX Companies, Inc.	3,360,724	133,454,350
		374,253,967
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	139,500	8,795,475
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	577,206	54,257,364
		63,052,839
TOTAL CONSUMER DISCRETIONARY		1,717,124,235
CONSUMER STAPLES - 10.6%
Beverages - 4.3%
Anheuser-Busch InBev SA NV	901,951	65,685,559
Coca-Cola Bottling Co. CONSOLIDATED	141,212	8,859,641
Coca-Cola FEMSA SAB de CV sponsored ADR	87,547	9,272,103
Coca-Cola Icecek A/S	563,386	7,190,481
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	216,870	8,961,068

	Shares	Value
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,598,426	$ 61,296,869
Diageo PLC sponsored ADR	678,582	65,483,163
Embotelladora Andina SA sponsored ADR	285,456	9,599,885
Molson Coors Brewing Co. Class B	1,182,094	53,489,754
Monster Beverage Corp. (a)	86,590	5,376,373
PepsiCo, Inc.	273,441	18,142,810
Pernod Ricard SA	436,379	45,626,985
Remy Cointreau SA	390,108	39,644,386
The Coca-Cola Co.	4,373,995	323,719,370
		722,348,447
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	3,842,512	172,144,538
Drogasil SA	698,200	6,787,179
Walgreen Co.	503,266	16,854,378
		195,786,095
Food Products - 0.8%
Bunge Ltd.	442,900	30,312,076
First Resources Ltd.	2,993,000	4,548,198
Green Mountain Coffee Roasters, Inc. (a)	131,819	6,174,402
Nestle SA	485,221	30,531,243
Orion Corp.	7,805	5,482,996
Pilgrims Pride Corp. (d)	614,273	4,582,477
Unilever NV (NY Reg.)	1,415,747	48,177,870
		129,809,262
Household Products - 2.3%
Colgate-Palmolive Co.	183,035	17,897,162
Procter & Gamble Co.	5,508,920	370,254,513
Spectrum Brands Holdings, Inc. (a)	267,481	9,351,136
		397,502,811
Personal Products - 0.3%
L'Oreal SA	371,000	45,762,586
Nu Skin Enterprises, Inc. Class A	244,136	14,137,916
		59,900,502
Tobacco - 1.7%
Altria Group, Inc.	255,900	7,899,633
British American Tobacco PLC sponsored ADR	2,624,339	265,635,594
Philip Morris International, Inc.	44,600	3,952,006
Souza Cruz Industria e Comerico	600,300	9,205,290
		286,692,523
TOTAL CONSUMER STAPLES		1,792,039,640
ENERGY - 11.1%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	809,627	33,955,756
Cameron International Corp. (a)	1,017,080	53,732,336
Discovery Offshore S.A. (a)(e)	1,310,900	2,416,851
Ensco International Ltd. ADR	1,036,501	54,861,998
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,518,232	$ 50,390,120
National Oilwell Varco, Inc.	1,082,282	86,008,951
Noble Corp.	1,679,501	62,930,902
Ocean Rig UDW, Inc. (United States)	856,864	14,481,002
Oceaneering International, Inc.	358,418	19,315,146
Schlumberger Ltd.	789,279	55,194,280
Transocean Ltd. (United States)	174,583	9,549,690
Vantage Drilling Co. (a)	5,923,400	9,477,440
		452,314,472
Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (a)	817,624	12,436,061
Anadarko Petroleum Corp.	1,313,403	102,891,991
Apache Corp.	1,044,183	104,877,741
BP PLC sponsored ADR	1,857,375	83,581,875
Calumet Specialty Products Partners LP	41,499	1,096,404
Canadian Natural Resources Ltd. (d)	285,000	9,445,241
Cheniere Energy, Inc. (a)	259,800	3,891,804
Chevron Corp.	357,169	38,302,804
Cobalt International Energy, Inc. (a)	318,909	9,576,837
CVR Energy, Inc. (a)	363,975	9,736,331
EV Energy Partners LP	63,500	4,418,965
Exxon Mobil Corp.	2,772,023	240,417,555
Hess Corp.	704,700	41,542,065
HollyFrontier Corp.	2,291,718	73,678,734
InterOil Corp. (a)(d)	486,648	25,018,574
Kodiak Oil & Gas Corp. (a)	874,463	8,709,651
Marathon Oil Corp.	2,725,508	86,398,604
Marathon Petroleum Corp.	1,774,760	76,953,594
Murphy Oil Corp.	416,200	23,419,574
Niko Resources Ltd.	130,022	4,573,678
Noble Energy, Inc.	364,699	35,660,268
Occidental Petroleum Corp.	1,297,811	123,590,542
Petrobank Energy & Resources Ltd. (a)	289,300	4,587,967
Petrominerales Ltd. (d)	262,000	4,872,036
QEP Resources, Inc.	557,346	16,999,053
Royal Dutch Shell PLC Class B sponsored ADR	2,425,888	171,340,469
Suncor Energy, Inc.	1,590,210	51,952,227
Sunoco, Inc.	96,900	3,696,735
Western Refining, Inc. (d)	505,667	9,516,653
Williams Companies, Inc.	1,624,300	50,044,683
		1,433,228,716
TOTAL ENERGY		1,885,543,188
FINANCIALS - 15.1%
Capital Markets - 1.8%
BlackRock, Inc. Class A	275,015	56,350,574

	Shares	Value
Credit Suisse Group	856,973	$ 24,425,177
E*TRADE Financial Corp. (a)	798,847	8,747,375
Evercore Partners, Inc. Class A	370,900	10,782,063
ICAP PLC	1,254,555	7,882,163
Invesco Ltd.	1,227,961	32,749,720
Morgan Stanley	831,741	16,335,393
State Street Corp.	1,569,784	71,425,172
TD Ameritrade Holding Corp.	986,700	19,477,458
The Blackstone Group LP	1,737,135	27,689,932
UBS AG	1,623,230	22,749,189
		298,614,216
Commercial Banks - 2.6%
CIT Group, Inc. (a)	346,812	14,302,527
Comerica, Inc.	405,697	13,128,355
FirstMerit Corp.	797,185	13,440,539
Huntington Bancshares, Inc.	3,344,275	21,570,574
Regions Financial Corp.	2,539,391	16,734,587
SunTrust Banks, Inc.	1,057,590	25,561,950
Synovus Financial Corp. (d)	5,627,386	11,536,141
U.S. Bancorp	7,740,339	245,213,940
Wells Fargo & Co.	2,070,115	70,673,726
		432,162,339
Consumer Finance - 1.7%
Capital One Financial Corp.	3,934,287	219,297,157
Credit Saison Co. Ltd.	340,200	6,933,880
SLM Corp.	4,343,640	68,455,766
		294,686,803
Diversified Financial Services - 3.9%
African Bank Investments Ltd.	2,677,741	13,914,604
Bank of America Corp.	4,380,725	41,923,538
Citigroup, Inc.	5,730,138	209,436,544
JPMorgan Chase & Co.	8,213,733	377,667,443
NBH Holdings Corp. Class A (a)(e)	813,800	13,834,600
		656,776,729
Insurance - 2.9%
ACE Ltd.	742,320	54,337,824
Amlin PLC	2,692,656	14,204,167
Berkshire Hathaway, Inc.:
Class A (a)	252	30,718,800
Class B (a)	434,801	35,284,101
Fairfax Financial Holdings Ltd. (sub. vtg.)	143,000	57,711,764
MetLife, Inc.	5,966,790	222,859,607
Torchmark Corp.	789,168	39,340,025
Validus Holdings Ltd.	1,205,491	37,309,946
		491,766,234
Real Estate Investment Trusts - 1.8%
American Tower Corp.	2,109,906	132,966,276
Camden Property Trust (SBI)	517,461	34,023,061
Equity Lifestyle Properties, Inc.	317,600	22,149,424
Japan Retail Fund Investment Corp.	6,242	9,285,006
Prologis, Inc.	1,290,510	46,484,170
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc.	278,569	$ 12,070,395
The Macerich Co.	912,701	52,708,483
		309,686,815
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	581,500	7,576,267
PT Lippo Karawaci Tbk	135,352,750	11,841,850
		19,418,117
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	3,024,919	47,279,484
TOTAL FINANCIALS		2,550,390,737
HEALTH CARE - 11.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	310,036	28,789,943
Amgen, Inc.	2,467,116	167,739,217
AVEO Pharmaceuticals, Inc. (a)	379,639	4,711,320
Biogen Idec, Inc. (a)	729,757	91,927,489
BioMarin Pharmaceutical, Inc. (a)	790,630	27,079,078
Gilead Sciences, Inc. (a)	1,810,125	88,424,606
ONYX Pharmaceuticals, Inc. (a)	352,528	13,283,255
		421,954,908
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	727,662	43,499,634
Boston Scientific Corp. (a)	3,802,173	22,736,995
Covidien PLC	2,052,582	112,235,184
Edwards Lifesciences Corp. (a)	671,677	48,851,068
Mako Surgical Corp. (a)(d)	684,488	28,851,169
Quidel Corp. (a)(d)	1,425,404	26,184,671
The Cooper Companies, Inc.	388,851	31,773,015
Wright Medical Group, Inc. (a)	485,264	9,375,300
		323,507,036
Health Care Providers & Services - 2.6%
CIGNA Corp.	1,282,988	63,187,159
Express Scripts, Inc. (a)	814,000	44,102,520
Henry Schein, Inc. (a)	793,600	60,059,648
McKesson Corp.	661,784	58,084,782
Omnicare, Inc.	912,620	32,461,893
UnitedHealth Group, Inc.	3,097,969	182,594,293
		440,490,295
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,238,277	55,115,709
Fluidigm Corp. (a)(h)	312,345	4,913,187
Illumina, Inc. (a)	203,920	10,728,231
		70,757,127

	Shares	Value
Pharmaceuticals - 3.7%
Allergan, Inc.	659,758	$ 62,960,706
Eli Lilly & Co.	233,500	9,403,045
GlaxoSmithKline PLC sponsored ADR	1,692,169	75,995,310
Jazz Pharmaceuticals PLC (a)	577,192	27,976,496
Merck & Co., Inc.	2,567,236	98,581,862
Optimer Pharmaceuticals, Inc. (a)	518,248	7,203,647
Pfizer, Inc.	8,003,604	181,361,667
Sanofi SA sponsored ADR	1,235,100	47,860,125
Shire PLC sponsored ADR	562,600	53,306,350
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,215,834	65,194,688
		629,843,896
TOTAL HEALTH CARE		1,886,553,262
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	1,919,275	117,171,739
MTU Aero Engines Holdings AG	378,597	30,491,870
Precision Castparts Corp.	563,995	97,514,736
Textron, Inc.	2,656,590	73,932,900
The Boeing Co.	1,295,980	96,382,033
United Technologies Corp.	1,804,447	149,660,834
		565,154,112
Air Freight & Logistics - 0.1%
Deutsche Post AG	471,723	9,081,252
Building Products - 0.6%
Armstrong World Industries, Inc.	761,906	37,158,156
Owens Corning (a)	1,737,401	62,598,558
		99,756,714
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	424,499	35,505,096
Construction & Engineering - 0.6%
Fluor Corp.	1,003,250	60,235,130
Foster Wheeler AG (a)	1,704,735	38,799,769
		99,034,899
Electrical Equipment - 0.5%
Regal-Beloit Corp.	796,275	52,195,826
Roper Industries, Inc.	382,789	37,957,357
		90,153,183
Industrial Conglomerates - 1.2%
Danaher Corp.	2,163,862	121,176,272
General Electric Co.	3,251,679	65,261,198
Siemens AG sponsored ADR	87,000	8,773,080
		195,210,550
Machinery - 2.7%
Caterpillar, Inc.	1,329,560	141,624,731
Cummins, Inc.	944,909	113,426,876
Fanuc Corp.	250,000	44,762,570
Fiat Industrial SpA	2,067,200	22,055,370
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	1,281,866	$ 73,220,186
Joy Global, Inc.	467,887	34,389,695
Parker Hannifin Corp.	398,916	33,728,348
		463,207,776
Professional Services - 0.2%
CoStar Group, Inc. (a)	134,502	9,287,363
Randstad Holding NV	502,381	18,954,312
		28,241,675
Road & Rail - 1.2%
Canadian Pacific (d)	258,500	19,619,102
CSX Corp.	2,440,955	52,529,352
J.B. Hunt Transport Services, Inc.	83,000	4,512,710
Union Pacific Corp.	1,157,361	124,393,160
		201,054,324
TOTAL INDUSTRIALS		1,786,399,581
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 2.8%
Acme Packet, Inc. (a)	138,548	3,812,841
ADTRAN, Inc.	438,400	13,673,696
Polycom, Inc. (a)	798,805	15,233,211
QUALCOMM, Inc.	6,299,551	428,495,459
ZTE Corp. (H Shares)	5,580,800	15,019,924
		476,235,131
Computers & Peripherals - 8.0%
Apple, Inc. (a)	2,050,205	1,229,036,387
EMC Corp. (a)	295,920	8,842,090
SanDisk Corp. (a)	2,270,257	112,582,045
		1,350,460,522
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	194,260	8,153,092
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,704,000	18,253,567
		26,406,659
Internet Software & Services - 1.7%
Baidu.com, Inc. sponsored ADR (a)	88,641	12,921,199
Dice Holdings, Inc. (a)	1,207,022	11,261,515
eBay, Inc. (a)	1,476,053	54,451,595
Google, Inc. Class A (a)	170,905	109,591,122
Mail.ru Group Ltd.:
GDR (a)(e)	494,266	19,498,794
GDR (Reg. S) (a)	246,700	9,732,315

	Shares	Value
Millennial Media, Inc.	30,800	$ 723,800
VeriSign, Inc.	2,034,888	78,017,606
		296,197,946
IT Services - 0.8%
Accenture PLC Class A	2,128,461	137,285,735
Semiconductors & Semiconductor Equipment - 3.9%
Altera Corp.	78,287	3,117,388
Amkor Technology, Inc. (a)(d)	1,822,435	11,198,863
Analog Devices, Inc.	3,754,606	151,686,082
ARM Holdings PLC sponsored ADR	1,172,271	33,163,547
ASML Holding NV	408,490	20,481,689
Atmel Corp. (a)	2,298,748	22,665,655
Avago Technologies Ltd.	559,325	21,796,895
Broadcom Corp. Class A	1,208,396	47,489,963
Entropic Communications, Inc. (a)	667,805	3,893,303
Fairchild Semiconductor International, Inc. (a)	1,243,657	18,281,758
International Rectifier Corp. (a)	1,452,632	33,512,220
Marvell Technology Group Ltd. (a)	4,223,172	66,430,496
Micron Technology, Inc. (a)	10,164,006	82,328,449
NXP Semiconductors NV (a)	1,676,606	44,614,486
ON Semiconductor Corp. (a)	474,200	4,272,542
PMC-Sierra, Inc. (a)	1,118,115	8,083,971
RF Micro Devices, Inc. (a)	4,531,121	22,564,983
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,027,200	6,204,288
Skyworks Solutions, Inc. (a)	1,968,066	54,417,025
		656,203,603
Software - 4.1%
Ariba, Inc. (a)	1,393,841	45,592,539
Check Point Software Technologies Ltd. (a)	1,630,726	104,105,548
Citrix Systems, Inc. (a)	1,886,778	148,885,652
Microsoft Corp.	12,498,562	403,078,625
		701,662,364
TOTAL INFORMATION TECHNOLOGY		3,644,451,960
MATERIALS - 3.3%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	708,893	65,076,377
E.I. du Pont de Nemours & Co.	2,171,615	114,878,434
Eastman Chemical Co.	626,711	32,394,692
Ecolab, Inc.	1,010,879	62,391,452
LyondellBasell Industries NV Class A	395,806	17,276,932
Sherwin-Williams Co.	456,996	49,661,755
The Mosaic Co.	834,851	46,158,912
		387,838,554
Containers & Packaging - 0.4%
Ball Corp.	799,880	34,298,854
Rock-Tenn Co. Class A	552,286	37,312,442
		71,611,296
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	2,097,200	$ 39,986,711
Goldcorp, Inc.	906,533	40,857,825
Ivanhoe Mines Ltd. (a)	1,367,300	21,505,626
		102,350,162
TOTAL MATERIALS		561,800,012
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	3,147,250	121,641,213
Frontier Communications Corp.	2,577,863	10,749,689
Verizon Communications, Inc.	2,505,995	95,804,189
		228,195,091
Wireless Telecommunication Services - 0.5%
Clearwire Corp. Class A (a)	4,708,445	10,735,255
MetroPCS Communications, Inc. (a)	966,927	8,721,682
SBA Communications Corp. Class A (a)	481,779	24,479,191
Sprint Nextel Corp. (a)	4,985,648	14,209,097
TIM Participacoes SA sponsored ADR	301,100	9,713,486
Vodafone Group PLC sponsored ADR	361,100	9,991,637
		77,850,348
TOTAL TELECOMMUNICATION SERVICES		306,045,439
UTILITIES - 3.3%
Electric Utilities - 2.3%
Duke Energy Corp.	3,352,737	70,441,004
Edison International	1,910,488	81,214,845
Entergy Corp.	84,800	5,698,560
Exelon Corp.	1,315,005	51,561,346
FirstEnergy Corp.	1,951,114	88,951,287
NextEra Energy, Inc.	1,514,817	92,525,022
Progress Energy, Inc.	153,317	8,142,666
		398,534,730
Gas Utilities - 0.1%
ONEOK, Inc.	110,700	9,039,762
Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)	2,750,335	35,946,878
Multi-Utilities - 0.7%
NiSource, Inc.	852,880	20,767,628
PG&E Corp.	551,734	23,950,773
Sempra Energy	1,188,474	71,260,901
		115,979,302
TOTAL UTILITIES		559,500,672
TOTAL COMMON STOCKS (Cost $13,526,629,508)		16,689,848,726
Convertible Preferred Stocks - 0.1%
	Shares	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Halcon Resources Corp. 8.00% (h) (Cost $10,260,000)	114	$ 9,623,880
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (f) (Cost $10,198,700)	$ 10,200,000	10,199,266
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	277,015,396	277,015,396
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	164,635,342	164,635,342
TOTAL MONEY MARKET FUNDS (Cost $441,650,738)		441,650,738
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $13,988,738,946)	17,151,322,610
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(216,027,904)
NET ASSETS - 100%	$ 16,935,294,706
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
91 CME E-mini S&P 500 Index Contracts	June 2012	$ 6,384,560	$ 193,466

The face value of futures purchased as a percentage of net assets is 0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,750,245 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,799,870.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,917,210 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,227
Halcon Resources Corp. 8.00%	3/1/12	$ 10,260,000
Legend Pictures LLC	9/23/10	$ 4,958,250
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 109,777
Fidelity Securities Lending Cash Central Fund	291,740
Total	$ 401,517
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,717,124,235	$ 1,705,744,092	$ -	$ 11,380,143
Consumer Staples	1,792,039,640	1,726,354,081	65,685,559	-
Energy	1,895,167,068	1,885,543,188	9,623,880	-
Financials	2,550,390,737	2,473,162,885	63,393,252	13,834,600
Health Care	1,886,553,262	1,886,553,262	-	-
Industrials	1,786,399,581	1,741,637,011	44,762,570	-
Information Technology	3,644,451,960	3,644,451,960	-	-
Materials	561,800,012	561,800,012	-	-
Telecommunication Services	306,045,439	306,045,439	-	-
Utilities	559,500,672	559,500,672	-	-
U.S. Government and Government Agency Obligations	10,199,266	-	10,199,266	-
Money Market Funds	441,650,738	441,650,738	-	-
Total Investments in Securities:	$ 17,151,322,610	$ 16,932,443,340	$ 193,664,527	$ 25,214,743
Derivative Instruments:
Assets
Futures Contracts	$ 193,466	$ 193,466	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 22,291,175
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,923,568
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,214,743
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 2,923,568

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $14,123,504,972. Net unrealized appreciation aggregated $3,027,817,638, of which $3,400,328,308 related to appreciated investment securities and $372,510,670 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2012

1.830301.106

VDSC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.6%
Dana Holding Corp.	26,297	$ 407,604
Standard Motor Products, Inc.	9,777	173,444
		581,048
Distributors - 0.4%
Core-Mark Holding Co., Inc.	203	8,311
VOXX International Corp. (a)	27,699	375,598
		383,909
Diversified Consumer Services - 0.2%
Capella Education Co. (a)	612	22,001
Lincoln Educational Services Corp.	21,218	167,834
		189,835
Hotels, Restaurants & Leisure - 3.2%
AFC Enterprises, Inc. (a)	1,779	30,172
Ameristar Casinos, Inc.	17,317	322,616
Biglari Holdings, Inc. (a)	470	189,340
Bob Evans Farms, Inc.	11,275	425,293
Carrols Restaurant Group, Inc. (a)	3,229	49,242
CEC Entertainment, Inc.	1,400	53,074
Churchill Downs, Inc.	690	38,571
DineEquity, Inc. (a)	1,625	80,600
Domino's Pizza, Inc.	15,624	567,151
Multimedia Games Holdng Co., Inc. (a)	16,467	180,478
Papa John's International, Inc. (a)	8,189	308,398
Ruth's Hospitality Group, Inc. (a)	9,094	69,023
Scientific Games Corp. Class A (a)	16,479	192,145
Shuffle Master, Inc. (a)	1,453	25,573
Sonic Corp. (a)	37,629	288,991
The Cheesecake Factory, Inc. (a)	1,191	35,003
Town Sports International Holdings, Inc. (a)	2,866	36,198
		2,891,868
Household Durables - 1.8%
American Greetings Corp. Class A	23	353
Blyth, Inc.	3,947	295,354
Helen of Troy Ltd. (a)	8,735	297,077
iRobot Corp. (a)(d)	1,357	36,992
Libbey, Inc. (a)	4,382	56,703
M.D.C. Holdings, Inc.	7,752	199,924
Tempur-Pedic International, Inc. (a)	5,260	444,102
Tupperware Brands Corp.	5,085	322,898
		1,653,403
Leisure Equipment & Products - 2.4%
Arctic Cat, Inc. (a)	12,110	518,671
Brunswick Corp.	5,605	144,329
Leapfrog Enterprises, Inc. Class A (a)	26,759	223,705
Polaris Industries, Inc.	6,536	471,572
Smith & Wesson Holding Corp. (a)	48,741	377,743

	Shares	Value
Steinway Musical Instruments, Inc. (a)	642	$ 16,050
Sturm, Ruger & Co., Inc.	8,250	405,075
		2,157,145
Media - 0.3%
Global Sources Ltd. (a)	36,571	225,277
Valassis Communications, Inc. (a)	3	69
		225,346
Multiline Retail - 0.0%
The Bon-Ton Stores, Inc.	2,345	21,668
Specialty Retail - 5.7%
Aeropostale, Inc. (a)	16,712	361,313
America's Car Mart, Inc. (a)	1,867	82,111
ANN, Inc. (a)	8,828	252,834
Ascena Retail Group, Inc. (a)	6,759	299,559
Barnes & Noble, Inc. (a)	43	570
bebe Stores, Inc.	10,900	100,607
Big 5 Sporting Goods Corp.	1,500	11,760
Build-A-Bear Workshop, Inc. (a)	723	3,796
Conn's, Inc. (a)	11,998	184,169
Express, Inc. (a)	17,523	437,725
Finish Line, Inc. Class A	20,371	432,273
Francescas Holdings Corp. (a)	3,724	117,716
GNC Holdings, Inc.	10,335	360,588
Group 1 Automotive, Inc.	1,245	69,932
Kirkland's, Inc. (a)	429	6,941
Pier 1 Imports, Inc. (a)	32,938	598,813
Rent-A-Center, Inc.	15,698	592,600
Select Comfort Corp. (a)	17,976	582,243
Shoe Carnival, Inc. (a)	1,565	50,424
Stein Mart, Inc. (a)	6,816	44,986
Systemax, Inc. (a)	1,715	28,915
The Cato Corp. Class A (sub. vtg.)	12,221	337,788
Tractor Supply Co.	3,069	277,929
		5,235,592
Textiles, Apparel & Luxury Goods - 0.4%
Iconix Brand Group, Inc. (a)	698	12,131
Movado Group, Inc.	13,247	325,214
		337,345
TOTAL CONSUMER DISCRETIONARY		13,677,159
CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,440	90,346
Food & Staples Retailing - 1.1%
Andersons, Inc.	2,415	117,586
Casey's General Stores, Inc.	4,141	229,660
Ingles Markets, Inc. Class A	500	8,820
Rite Aid Corp. (a)	40,863	71,102
Ruddick Corp.	11,976	480,238
Spartan Stores, Inc.	2,399	43,470
Susser Holdings Corp. (a)	2,133	54,754
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Pantry, Inc. (a)	1,118	$ 14,545
Village Super Market, Inc. Class A	1	32
		1,020,207
Food Products - 0.9%
B&G Foods, Inc. Class A	17,909	403,132
Darling International, Inc. (a)	430	7,491
Fresh Del Monte Produce, Inc.	12,807	292,512
Seneca Foods Corp. Class A (a)	458	12,064
Smart Balance, Inc. (a)	19,380	128,102
		843,301
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	4,832	169,023
Nature's Sunshine Products, Inc. (a)	3,648	58,441
Nu Skin Enterprises, Inc. Class A	10,865	629,192
Nutraceutical International Corp. (a)	600	8,736
Schiff Nutrition International, Inc. (a)	1,087	13,359
		878,751
TOTAL CONSUMER STAPLES		2,832,605
ENERGY - 5.1%
Energy Equipment & Services - 1.9%
Bristow Group, Inc.	3,021	144,192
Gulf Island Fabrication, Inc.	5,412	158,409
Helix Energy Solutions Group, Inc. (a)	28,815	512,907
Hercules Offshore, Inc. (a)	3,670	17,359
Newpark Resources, Inc. (a)	32,292	264,471
OYO Geospace Corp. (a)	2,632	277,229
RigNet, Inc. (a)	7,518	131,791
Superior Energy Services, Inc. (a)	2,113	55,699
Tesco Corp. (a)	11,020	156,374
TETRA Technologies, Inc. (a)	4,915	46,299
		1,764,730
Oil, Gas & Consumable Fuels - 3.2%
Alon USA Energy, Inc.	32,870	297,474
Callon Petroleum Co. (a)	15,590	98,061
CAMAC Energy, Inc. (a)(d)	4,126	4,126
Cloud Peak Energy, Inc. (a)	15,091	240,400
Crosstex Energy, Inc.	13,511	191,046
CVR Energy, Inc. (a)	6,206	166,011
Delek US Holdings, Inc.	1,387	21,512
DHT Holdings, Inc.	24,830	23,837
Golar LNG Ltd. (NASDAQ)	5,987	227,805
Rex American Resources Corp. (a)	5,591	171,644
Stone Energy Corp. (a)	11,121	317,949
Targa Resources Corp.	2,700	122,715
Vaalco Energy, Inc. (a)	51,719	488,745

	Shares	Value
Warren Resources, Inc. (a)	21,091	$ 68,757
Western Refining, Inc.	24,532	461,692
		2,901,774
TOTAL ENERGY		4,666,504
FINANCIALS - 19.6%
Capital Markets - 1.2%
American Capital Ltd. (a)	49,446	428,697
Arlington Asset Investment Corp.	282	6,260
Calamos Asset Management, Inc. Class A	1,468	19,245
Duff & Phelps Corp. Class A	6,064	94,235
Gleacher & Co., Inc. (a)	20,504	27,885
HFF, Inc. (a)	2,026	33,368
Kohlberg Capital Corp.	8,831	61,022
Medallion Financial Corp.	1,963	21,907
Prospect Capital Corp.	165	1,812
SWS Group, Inc.	1,694	9,690
TICC Capital Corp.	15,241	148,447
Triangle Capital Corp. (d)	11,287	222,918
		1,075,486
Commercial Banks - 4.7%
1st Source Corp.	1,241	30,367
Alliance Financial Corp.	1,836	55,649
American National Bankshares, Inc.	2,172	46,264
BancFirst Corp.	1,406	61,245
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	20,620	435,288
Bank of Marin Bancorp	1,486	56,483
Bank of the Ozarks, Inc.	9,520	297,595
Banner Bank	20,547	452,650
BBCN Bancorp, Inc. (a)	2,976	33,123
Boston Private Financial Holdings, Inc.	5,604	55,536
Cathay General Bancorp	2,069	36,621
Central Pacific Financial Corp. (a)	5,213	67,508
Citizens & Northern Corp.	3,781	75,620
Columbia Banking Systems, Inc.	1,087	24,762
Community Bank System, Inc.	2,709	77,965
Eagle Bancorp, Inc., Maryland (a)	4,219	70,626
Financial Institutions, Inc.	411	6,646
First Community Bancshares, Inc.	649	8,671
First Financial Corp., Indiana	138	4,382
First Interstate Bancsystem, Inc.	1,293	18,904
First Merchants Corp.	13,649	168,429
First Midwest Bancorp, Inc., Delaware	2,438	29,207
Hanmi Financial Corp. (a)	31,015	313,872
Heritage Commerce Corp. (a)	249	1,601
International Bancshares Corp.	2,000	42,300
MainSource Financial Group, Inc.	2,696	32,487
MB Financial, Inc.	1,586	33,290
Merchants Bancshares, Inc.	8,818	248,491
National Penn Bancshares, Inc.	5,561	49,215
Old National Bancorp, Indiana	17,769	233,485
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PacWest Bancorp	235	$ 5,711
Park Sterling Corp. (a)	1,480	7,104
Peoples Bancorp, Inc.	2,413	42,324
PrivateBancorp, Inc.	13,908	210,984
Republic Bancorp, Inc., Kentucky Class A	11,204	268,000
SCBT Financial Corp.	406	13,280
Southside Bancshares, Inc.	2,766	61,129
Southwest Bancorp, Inc., Oklahoma (a)	358	3,301
State Bank Financial Corp. (a)	6,925	121,257
Sterling Financial Corp., Washington (a)	540	11,275
Susquehanna Bancshares, Inc.	14,645	144,693
Tompkins Financial Corp.	12	481
Washington Banking Co., Oak Harbor	381	5,262
Washington Trust Bancorp, Inc.	4,289	103,536
WesBanco, Inc.	6,583	132,582
Wilshire Bancorp, Inc. (a)	17,516	84,602
		4,283,803
Consumer Finance - 2.1%
Advance America Cash Advance Centers, Inc.	3,890	40,806
Cash America International, Inc.	6,752	323,623
Credit Acceptance Corp. (a)	3,382	341,616
EZCORP, Inc. (non-vtg.) Class A (a)	13,175	427,595
First Cash Financial Services, Inc. (a)	5,313	227,875
Nelnet, Inc. Class A	19,586	507,473
Nicholas Financial, Inc.	172	2,269
World Acceptance Corp. (a)	1,220	74,725
		1,945,982
Diversified Financial Services - 0.4%
Compass Diversified Holdings	4,202	62,148
MarketAxess Holdings, Inc.	7,041	262,559
Vector Capital Corp. rights	5,673	0
		324,707
Insurance - 1.1%
Employers Holdings, Inc.	317	5,614
FBL Financial Group, Inc. Class A	10,511	354,221
First American Financial Corp.	3,888	64,657
Horace Mann Educators Corp.	7,719	136,009
Maiden Holdings Ltd.	37,534	337,806
Primerica, Inc.	979	24,681
ProAssurance Corp.	714	62,911
Symetra Financial Corp.	3,188	36,758
		1,022,657
Real Estate Investment Trusts - 8.8%
AG Mortgage Investment Trust, Inc.	19,437	383,686
Alexanders, Inc.	768	302,500
American Capital Mortgage Investment Corp.	18,654	406,098
Anworth Mortgage Asset Corp.	61,186	402,604
Capstead Mortgage Corp.	35,474	465,064

	Shares	Value
CBL & Associates Properties, Inc.	26,250	$ 496,650
Crexus Investment Corp.	34,094	352,532
CubeSmart	11,220	133,518
Dynex Capital, Inc.	13,673	130,577
Education Realty Trust, Inc.	10,200	110,568
Equity Lifestyle Properties, Inc.	7,255	505,964
Extra Space Storage, Inc.	10,467	301,345
Hatteras Financial Corp.	1,001	27,928
Highwoods Properties, Inc. (SBI)	12,715	423,664
Home Properties, Inc.	8,420	513,704
LTC Properties, Inc.	13,249	423,968
MFA Financial, Inc.	67,372	503,269
Mid-America Apartment Communities, Inc.	3,396	227,634
Mission West Properties, Inc.	9,055	89,282
National Health Investors, Inc.	1,729	84,341
NorthStar Realty Finance Corp.	11,720	63,405
Pennsylvania Real Estate Investment Trust (SBI)	2,621	40,023
Pennymac Mortgage Investment Trust	17,107	319,388
PS Business Parks, Inc.	6,943	455,044
RAIT Financial Trust (d)	21,300	105,861
RLJ Lodging Trust	7,852	146,283
Sabra Health Care REIT, Inc.	10,264	168,740
Saul Centers, Inc.	4,475	180,611
Sunstone Hotel Investors, Inc. (a)	6,276	61,128
Universal Health Realty Income Trust (SBI)	1,156	45,812
Urstadt Biddle Properties, Inc. Class A	1,359	26,827
Winthrop Realty Trust	11,897	137,886
		8,035,904
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (a)	5,241	80,659
Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	7,930	145,753
BofI Holding, Inc. (a)	14,410	246,123
Dime Community Bancshares, Inc.	13,395	195,701
Doral Financial Corp. (a)	123,077	189,539
First Financial Holdings, Inc.	857	9,427
Flushing Financial Corp.	6,509	87,611
Fox Chase Bancorp, Inc.	3,859	50,167
Kaiser Federal Financial Group, Inc.	3,381	47,300
NASB Financial, Inc. (a)	276	4,264
Ocwen Financial Corp. (a)	5,678	88,747
Oritani Financial Corp.	3,491	51,248
Walker & Dunlop, Inc. (a)	2,000	25,200
		1,141,080
TOTAL FINANCIALS		17,910,278
HEALTH CARE - 12.6%
Biotechnology - 2.4%
Affymax, Inc. (a)	225	2,642
Allos Therapeutics, Inc. (a)	16,412	24,290
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	3,033	$ 48,376
Array Biopharma, Inc. (a)	4,897	16,699
Astex Pharmaceuticals, Inc. (a)	70,469	131,072
AVEO Pharmaceuticals, Inc. (a)	15,931	197,704
Biosante Pharmaceuticals, Inc. (a)(d)	176,779	120,210
Cepheid, Inc. (a)	1,606	67,179
Cubist Pharmaceuticals, Inc. (a)	1,205	52,116
DUSA Pharmaceuticals, Inc. (a)	1,241	7,769
Emergent BioSolutions, Inc. (a)	4,000	64,000
Geron Corp. (a)	21,639	36,570
Idenix Pharmaceuticals, Inc. (a)	6,405	62,705
Maxygen, Inc. (a)	7,858	45,105
Medivation, Inc. (a)(d)	2,296	171,557
Momenta Pharmaceuticals, Inc. (a)	9,098	139,381
Nabi Biopharmaceuticals (a)	33,953	63,153
Neurocrine Biosciences, Inc. (a)	4,588	36,566
ONYX Pharmaceuticals, Inc. (a)	1,944	73,250
Osiris Therapeutics, Inc. (a)(d)	4,118	21,084
PDL BioPharma, Inc. (d)	40,649	258,121
Pharmacyclics, Inc. (a)	4,897	135,941
Progenics Pharmaceuticals, Inc. (a)	10,835	107,267
SciClone Pharmaceuticals, Inc. (a)	26,303	165,972
Seattle Genetics, Inc. (a)	552	11,250
Spectrum Pharmaceuticals, Inc. (a)(d)	9,638	121,728
Trius Therapeutics, Inc. (a)	1,791	9,582
		2,191,289
Health Care Equipment & Supplies - 3.0%
Analogic Corp.	2,414	163,042
ArthroCare Corp. (a)	11,615	311,863
Atrion Corp.	100	21,021
Cantel Medical Corp.	5,800	145,522
CONMED Corp.	3,776	112,789
Cyberonics, Inc. (a)	1,586	60,474
Greatbatch, Inc. (a)	12,474	305,862
Haemonetics Corp. (a)	1,129	78,669
Invacare Corp.	11,981	198,525
Kensey Nash Corp.	4,506	131,846
OraSure Technologies, Inc. (a)	4,300	49,407
RTI Biologics, Inc. (a)	48,333	178,832
Sirona Dental Systems, Inc. (a)	7,511	387,117
SurModics, Inc. (a)	3,716	57,115
Symmetry Medical, Inc. (a)	1,721	12,167
Thoratec Corp. (a)	10,968	369,731
Young Innovations, Inc.	4,990	154,291
		2,738,273
Health Care Providers & Services - 4.7%
Alliance Healthcare Services, Inc. (a)	2,800	4,200
Almost Family, Inc. (a)	316	8,219
Amedisys, Inc. (a)	18,136	262,247

	Shares	Value
AMERIGROUP Corp. (a)	5,821	$ 391,637
CardioNet, Inc. (a)	1,372	4,226
Centene Corp. (a)	12,814	627,502
Chemed Corp.	4,515	283,000
Chindex International, Inc. (a)	1,683	15,989
Five Star Quality Care, Inc. (a)	64,164	218,799
Magellan Health Services, Inc. (a)	9,623	469,699
Metropolitan Health Networks, Inc. (a)	2,931	27,463
Molina Healthcare, Inc. (a)	14,971	503,475
National Healthcare Corp.	1,462	66,609
PharMerica Corp. (a)	1,928	23,965
Providence Service Corp. (a)	8,712	135,123
Select Medical Holdings Corp. (a)	500	3,845
Skilled Healthcare Group, Inc. (a)	1,220	9,345
Sun Healthcare Group, Inc. (a)	33,185	226,985
Triple-S Management Corp. (a)	2,343	54,123
Universal American Spin Corp. (a)	19,321	208,280
Wellcare Health Plans, Inc. (a)	9,840	707,277
		4,252,008
Health Care Technology - 0.8%
Computer Programs & Systems, Inc.	6,147	347,428
HealthStream, Inc. (a)	4,274	99,114
MedAssets, Inc. (a)	3,547	46,679
Omnicell, Inc. (a)	15,317	232,972
		726,193
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	36,055	153,955
Cambrex Corp. (a)	759	5,305
Medtox Scientific, Inc. (a)	1,143	19,271
		178,531
Pharmaceuticals - 1.5%
Cornerstone Therapeutics, Inc. (a)	4,638	27,642
Impax Laboratories, Inc. (a)	2,483	61,032
Jazz Pharmaceuticals PLC (a)	4,276	207,258
Medicis Pharmaceutical Corp. Class A	6,564	246,741
Obagi Medical Products, Inc. (a)	7,685	102,979
Par Pharmaceutical Companies, Inc. (a)	5,524	213,945
Pozen, Inc. (a)	12,897	77,382
Questcor Pharmaceuticals, Inc. (a)(d)	383	14,408
Salix Pharmaceuticals Ltd. (a)	1,684	88,410
ViroPharma, Inc. (a)	11,725	352,571
		1,392,368
TOTAL HEALTH CARE		11,478,662
INDUSTRIALS - 14.1%
Aerospace & Defense - 2.6%
American Science & Engineering, Inc.	549	36,810
Ceradyne, Inc.	8,956	291,607
Cubic Corp.	4,215	199,285
Curtiss-Wright Corp.	14,567	539,125
Esterline Technologies Corp. (a)	6,925	494,861
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Hexcel Corp. (a)	21,205	$ 509,132
LMI Aerospace, Inc. (a)	1,877	34,161
Moog, Inc. Class A (a)	5,812	249,277
		2,354,258
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	3,990	80,000
Airlines - 0.8%
Alaska Air Group, Inc. (a)	16,134	577,920
JetBlue Airways Corp. (a)	5,359	26,206
Spirit Airlines, Inc. (a)	1,700	34,119
US Airways Group, Inc. (a)(d)	12,425	94,306
		732,551
Building Products - 0.3%
American Woodmark Corp.	1,960	35,280
Apogee Enterprises, Inc.	483	6,255
Gibraltar Industries, Inc. (a)	11,478	173,892
NCI Building Systems, Inc. (a)	1,035	11,913
		227,340
Commercial Services & Supplies - 1.7%
Consolidated Graphics, Inc. (a)	5,030	227,608
Courier Corp.	700	8,120
Encore Capital Group, Inc. (a)	8,091	182,452
Ennis, Inc.	1,210	19,142
G&K Services, Inc. Class A	12,163	415,975
Intersections, Inc.	9,288	118,701
Steelcase, Inc. Class A	15,050	144,480
Sykes Enterprises, Inc. (a)	1,645	25,991
Tetra Tech, Inc. (a)	6,970	183,729
TMS International Corp.	2,215	26,802
Unifirst Corp. Massachusetts	2,729	167,970
		1,520,970
Construction & Engineering - 0.6%
Great Lakes Dredge & Dock Corp.	45,689	329,875
Layne Christensen Co. (a)	4,862	108,180
MasTec, Inc. (a)	4,779	86,452
Michael Baker Corp. (a)	442	10,542
Pike Electric Corp. (a)	1,926	15,851
Sterling Construction Co., Inc. (a)	2,988	29,133
		580,033
Electrical Equipment - 0.5%
Brady Corp. Class A	1,497	48,428
EnerSys (a)	2,750	95,288
Franklin Electric Co., Inc.	6,800	333,676
		477,392
Machinery - 2.8%
Alamo Group, Inc.	1,829	54,980
Albany International Corp. Class A	5,972	137,057

	Shares	Value
Ampco-Pittsburgh Corp.	600	$ 12,078
Astec Industries, Inc. (a)	3,271	119,326
Cascade Corp.	4,616	231,354
CLARCOR, Inc.	6,339	311,182
Hurco Companies, Inc. (a)	1,434	40,511
Kadant, Inc. (a)	12,526	298,369
L.B. Foster Co. Class A	2,213	63,093
NACCO Industries, Inc. Class A	2,011	234,020
Nordson Corp.	7,204	392,690
RBC Bearings, Inc. (a)	5,044	232,680
Sauer-Danfoss, Inc.	1,898	89,206
Tennant Co.	5,383	236,852
Twin Disc, Inc. (d)	2,214	57,763
		2,511,161
Professional Services - 0.9%
Barrett Business Services, Inc.	844	16,737
CBIZ, Inc. (a)	1,412	8,924
CDI Corp.	2,000	35,860
CRA International, Inc. (a)	171	4,313
GP Strategies Corp. (a)	1,422	24,885
Huron Consulting Group, Inc. (a)	730	27,419
ICF International, Inc. (a)	3,270	82,960
Insperity, Inc.	8,189	250,911
Kelly Services, Inc. Class A (non-vtg.)	9,928	158,749
Kforce, Inc. (a)	1,097	16,345
Navigant Consulting, Inc. (a)	2,175	30,254
On Assignment, Inc. (a)	7,568	132,213
RPX Corp.	1,178	19,979
TrueBlue, Inc. (a)	1,757	31,415
		840,964
Road & Rail - 1.8%
AMERCO	4,255	448,945
Arkansas Best Corp.	15,917	299,399
Marten Transport Ltd.	2,688	59,324
Quality Distribution, Inc. (a)	3,216	44,316
Saia, Inc. (a)	8,069	137,254
Swift Transporation Co. (a)	39,013	450,210
Universal Truckload Services, Inc.	202	3,042
Werner Enterprises, Inc.	8,754	217,624
		1,660,114
Trading Companies & Distributors - 1.7%
Aceto Corp.	7,593	72,058
Aircastle Ltd.	24,237	296,661
Applied Industrial Technologies, Inc.	12,294	505,652
Beacon Roofing Supply, Inc. (a)	5,499	141,654
DXP Enterprises, Inc. (a)	4,549	197,836
H&E Equipment Services, Inc. (a)	15,127	286,203
Interline Brands, Inc. (a)	1,216	26,278
SeaCube Container Leasing Ltd.	3,073	52,856
		1,579,198
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	15,328	$ 248,314
TOTAL INDUSTRIALS		12,812,295
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.4%
Anaren, Inc. (a)	13,920	255,432
Black Box Corp.	3,441	87,780
Communications Systems, Inc.	2,754	36,160
Comtech Telecommunications Corp.	8,310	270,740
Emulex Corp. (a)	5,587	57,993
Plantronics, Inc.	5,313	213,901
Riverbed Technology, Inc. (a)	1,904	53,464
Tessco Technologies, Inc.	9,991	254,471
		1,229,941
Computers & Peripherals - 0.5%
Cray, Inc. (a)	8,022	58,721
Quantum Corp. (a)	7,729	20,250
Xyratex Ltd.	22,826	363,162
		442,133
Electronic Equipment & Components - 3.2%
Anixter International, Inc. (a)	6,737	488,635
Benchmark Electronics, Inc. (a)	1,716	28,297
Brightpoint, Inc. (a)	13,243	106,606
Coherent, Inc. (a)	6,679	389,586
Daktronics, Inc.	1,103	9,806
Electro Scientific Industries, Inc.	14,921	223,964
GSI Group, Inc. (a)	1,154	13,917
Insight Enterprises, Inc. (a)	12,343	270,682
Measurement Specialties, Inc. (a)	2,374	80,004
MTS Systems Corp.	2,190	116,267
Multi-Fineline Electronix, Inc. (a)	2,421	66,456
Newport Corp. (a)	19,886	352,380
OSI Systems, Inc. (a)	4,560	279,528
PC Connection, Inc.	1,300	10,686
Pulse Electronics Corp.	22	55
SYNNEX Corp. (a)	11,671	445,132
Vishay Precision Group, Inc. (a)	2,930	43,452
X-Rite, Inc. (a)	6,387	28,997
		2,954,450
Internet Software & Services - 0.3%
InfoSpace, Inc. (a)	15,105	193,495
Liquidity Services, Inc. (a)	2,205	98,784
Perficient, Inc. (a)	1,900	22,819
Rackspace Hosting, Inc. (a)	41	2,369
		317,467
IT Services - 3.0%
Acxiom Corp. (a)	1,814	26,630
CACI International, Inc. Class A (a)	8,664	539,681

	Shares	Value
Cardtronics, Inc. (a)	8,471	$ 222,364
Convergys Corp. (a)	6,003	80,140
CSG Systems International, Inc. (a)	2,044	30,946
Euronet Worldwide, Inc. (a)	6,275	131,085
Global Cash Access Holdings, Inc. (a)	22,258	173,612
Hackett Group, Inc. (a)	2,138	12,764
Heartland Payment Systems, Inc.	14,963	431,533
Jack Henry & Associates, Inc.	7,241	247,063
Maximus, Inc.	10,513	427,564
Teletech Holdings, Inc. (a)	18,149	292,199
TNS, Inc. (a)	608	13,212
Unisys Corp. (a)	4,747	93,611
		2,722,404
Semiconductors & Semiconductor Equipment - 2.5%
ATMI, Inc. (a)	2,390	55,687
DSP Group, Inc. (a)	80	533
Entegris, Inc. (a)	43,725	408,392
GT Advanced Technologies, Inc. (a)(d)	22,637	187,208
Kulicke & Soffa Industries, Inc. (a)	37,591	467,256
Lattice Semiconductor Corp. (a)	25,340	162,936
LTX-Credence Corp. (a)	37,129	266,958
MKS Instruments, Inc.	1,793	52,947
Omnivision Technologies, Inc. (a)	13,861	277,220
Tessera Technologies, Inc.	23,335	402,529
Ultra Clean Holdings, Inc. (a)	897	6,763
		2,288,429
Software - 5.6%
ACI Worldwide, Inc. (a)	12,611	507,845
Actuate Corp. (a)	19,089	119,879
Aspen Technology, Inc. (a)	27,442	563,384
CommVault Systems, Inc. (a)	2,256	111,988
Fair Isaac Corp.	13,584	596,338
JDA Software Group, Inc. (a)	8,524	234,240
Manhattan Associates, Inc. (a)	10,684	507,811
Monotype Imaging Holdings, Inc. (a)	27,872	415,293
NetScout Systems, Inc. (a)	5,704	116,019
Opnet Technologies, Inc.	3,541	102,689
Parametric Technology Corp. (a)	4,676	130,647
Progress Software Corp. (a)	15,154	357,937
QAD, Inc.:
Class A	3,081	40,361
Class B	2,116	27,741
Quest Software, Inc. (a)	4,062	94,523
SeaChange International, Inc. (a)	1,241	9,655
SS&C Technologies Holdings, Inc. (a)	7,544	176,002
Take-Two Interactive Software, Inc. (a)	12,950	199,236
TeleCommunication Systems, Inc. Class A (a)	17,377	48,308
TeleNav, Inc. (a)	19,891	139,635
TIBCO Software, Inc. (a)	14,353	437,767
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Vasco Data Security International, Inc. (a)	2,047	$ 22,087
Verint Systems, Inc. (a)	3,453	111,843
		5,071,228
TOTAL INFORMATION TECHNOLOGY		15,026,052
MATERIALS - 6.3%
Chemicals - 3.3%
Ferro Corp. (a)	15,847	94,131
FutureFuel Corp.	1,185	13,011
Georgia Gulf Corp. (a)	2,241	78,166
H.B. Fuller Co.	18,469	606,337
Innophos Holdings, Inc.	3,998	200,380
Innospec, Inc. (a)	6,373	193,612
LSB Industries, Inc. (a)	8,704	338,760
Minerals Technologies, Inc.	1,800	117,738
OM Group, Inc. (a)	9,076	249,681
Rockwood Holdings, Inc. (a)	7,557	394,098
Sensient Technologies Corp.	2,487	94,506
TPC Group, Inc. (a)	9,705	429,058
Tredegar Corp.	1,915	37,515
W.R. Grace & Co. (a)	2,842	164,268
		3,011,261
Construction Materials - 0.1%
Eagle Materials, Inc.	1,517	52,716
Headwaters, Inc. (a)	7,032	29,394
		82,110
Containers & Packaging - 0.3%
Boise, Inc.	18,371	150,826
Myers Industries, Inc.	11,283	166,424
		317,250
Metals & Mining - 1.0%
Coeur d'Alene Mines Corp. (a)	3,516	83,470
Golden Star Resources Ltd. (a)(d)	42,146	80,697
Hecla Mining Co.	66,514	307,295
Noranda Aluminium Holding Corp.	10,019	99,889
Worthington Industries, Inc.	15,689	300,915
		872,266
Paper & Forest Products - 1.6%
Buckeye Technologies, Inc.	13,465	457,406
Domtar Corp.	4,403	419,958
Glatfelter	6,303	99,461

	Shares	Value
Kapstone Paper & Packaging Corp. (a)	13,411	$ 264,197
Neenah Paper, Inc.	6,413	190,723
		1,431,745
TOTAL MATERIALS		5,714,632
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Consolidated Communications Holdings, Inc.	7,118	139,726
HickoryTech Corp.	1,345	13,907
IDT Corp. Class B	383	3,577
inContact, Inc. (a)	197	1,099
Level 3 Communications, Inc. (a)	11,013	283,364
Neutral Tandem, Inc. (a)	966	11,776
Premiere Global Services, Inc. (a)	3,930	35,527
Vonage Holdings Corp. (a)	100,945	223,088
		712,064
UTILITIES - 2.3%
Electric Utilities - 1.7%
Cleco Corp.	13,672	542,095
El Paso Electric Co.	13,947	453,138
Empire District Electric Co.	1,994	40,578
IDACORP, Inc.	1,404	57,732
Portland General Electric Co.	18,815	469,999
		1,563,542
Gas Utilities - 0.1%
Chesapeake Utilities Corp.	19	781
Southwest Gas Corp.	2,007	85,779
		86,560
Multi-Utilities - 0.5%
Avista Corp.	3,166	80,986
NorthWestern Energy Corp.	9,752	345,806
		426,792
Water Utilities - 0.0%
California Water Service Group	600	10,926
Consolidated Water Co., Inc.	785	6,209
		17,135
TOTAL UTILITIES		2,094,029
TOTAL COMMON STOCKS (Cost $76,929,311)		86,924,280
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 7/19/12 (e) (Cost $499,841)	$ 500,000	499,884
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	3,642,867	$ 3,642,867
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,528,732	1,528,732
TOTAL MONEY MARKET FUNDS (Cost $5,171,599)		5,171,599
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $82,600,751)		92,595,763
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(1,461,790)
NET ASSETS - 100%		$ 91,133,973
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
50 E-mini Russell 2000 Index Contracts	June 2012	$ 4,138,500	$ 178,220

The face value of futures purchased as a percentage of net assets is 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,884.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,262
Fidelity Securities Lending Cash Central Fund	15,925
Total	$ 17,187
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,677,159	$ 13,677,159	$ -	$ -
Consumer Staples	2,832,605	2,832,605	-	-
Energy	4,666,504	4,666,504	-	-
Financials	17,910,278	17,910,278	-	-
Health Care	11,478,662	11,478,662	-	-
Industrials	12,812,295	12,812,295	-	-
Information Technology	15,026,052	15,026,052	-	-
Materials	5,714,632	5,714,632	-	-
Telecommunication Services	712,064	712,064	-	-
Utilities	2,094,029	2,094,029	-	-
U.S. Government and Government Agency Obligations	499,884	-	499,884	-
Money Market Funds	5,171,599	5,171,599	-	-
Total Investments in Securities:	$ 92,595,763	$ 92,095,879	$ 499,884	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 178,220	$ 178,220	$ -	$ -
Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $82,659,044. Net unrealized appreciation aggregated $9,936,719, of which $14,669,493 related to appreciated investment securities and $4,732,774 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2012

1.799879.108

VIPIDX-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.3%
BorgWarner, Inc. (a)(d)	21,335	$ 1,799,394
Johnson Controls, Inc.	133,071	4,322,146
The Goodyear Tire & Rubber Co. (a)	47,806	536,383
		6,657,923
Automobiles - 0.5%
Ford Motor Co.	742,958	9,279,545
Harley-Davidson, Inc.	44,678	2,192,796
		11,472,341
Distributors - 0.1%
Genuine Parts Co.	30,450	1,910,738
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	21,987	849,578
DeVry, Inc.	11,678	395,534
H&R Block, Inc.	57,256	943,006
		2,188,118
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit (d)	88,538	2,840,299
Chipotle Mexican Grill, Inc. (a)(d)	6,111	2,554,398
Darden Restaurants, Inc.	25,108	1,284,525
International Game Technology	58,154	976,406
Marriott International, Inc. Class A (d)	52,211	1,976,186
McDonald's Corp.	199,104	19,532,102
Starbucks Corp.	147,272	8,231,032
Starwood Hotels & Resorts Worldwide, Inc. (d)	38,334	2,162,421
Wyndham Worldwide Corp.	28,529	1,326,884
Wynn Resorts Ltd.	15,525	1,938,762
Yum! Brands, Inc.	90,000	6,406,200
		49,229,215
Household Durables - 0.2%
D.R. Horton, Inc.	54,507	826,871
Harman International Industries, Inc.	13,720	642,233
Leggett & Platt, Inc. (d)	27,370	629,784
Lennar Corp. Class A	31,727	862,340
Newell Rubbermaid, Inc.	56,375	1,004,039
PulteGroup, Inc. (a)(d)	65,816	582,472
Whirlpool Corp. (d)	14,975	1,150,979
		5,698,718
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	71,164	14,411,422
Expedia, Inc. (d)	18,549	620,279
Netflix, Inc. (a)	10,833	1,246,228
Priceline.com, Inc. (a)(d)	9,735	6,984,863
TripAdvisor, Inc. (a)	18,523	660,715
		23,923,507

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	22,632	$ 831,047
Mattel, Inc.	66,267	2,230,547
		3,061,594
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	42,359	621,830
CBS Corp. Class B	126,881	4,302,535
Comcast Corp. Class A	527,101	15,818,301
DIRECTV (a)	132,194	6,522,452
Discovery Communications, Inc. (a)(d)	50,533	2,556,970
Gannett Co., Inc.	46,315	710,009
Interpublic Group of Companies, Inc.	87,204	994,998
McGraw-Hill Companies, Inc.	54,342	2,633,957
News Corp. Class A (d)	420,751	8,284,587
Omnicom Group, Inc.	53,328	2,701,063
Scripps Networks Interactive, Inc. Class A (d)	18,662	908,653
The Walt Disney Co.	350,365	15,338,980
Time Warner Cable, Inc.	61,397	5,003,856
Time Warner, Inc.	189,542	7,155,211
Viacom, Inc. Class B (non-vtg.)	105,587	5,011,159
Washington Post Co. Class B	938	350,409
		78,914,970
Multiline Retail - 0.8%
Big Lots, Inc. (a)	12,824	551,688
Dollar Tree, Inc. (a)	23,267	2,198,499
Family Dollar Stores, Inc.	23,020	1,456,706
JCPenney Co., Inc.	28,276	1,001,819
Kohl's Corp.	49,540	2,478,486
Macy's, Inc.	80,966	3,216,779
Nordstrom, Inc.	31,247	1,741,083
Sears Holdings Corp. (a)(d)	7,480	495,550
Target Corp.	131,282	7,649,802
		20,790,412
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (d)	16,740	830,471
AutoNation, Inc. (a)	8,768	300,830
AutoZone, Inc. (a)	5,330	1,981,694
Bed Bath & Beyond, Inc. (a)	46,280	3,043,836
Best Buy Co., Inc. (d)	55,468	1,313,482
CarMax, Inc. (a)(d)	44,292	1,534,718
GameStop Corp. Class A (d)	26,667	582,407
Gap, Inc.	64,908	1,696,695
Home Depot, Inc.	301,341	15,160,466
Limited Brands, Inc.	48,082	2,307,936
Lowe's Companies, Inc.	242,587	7,612,380
O'Reilly Automotive, Inc. (a)	24,887	2,273,427
Ross Stores, Inc.	44,694	2,596,721
Staples, Inc.	135,681	2,195,319
Tiffany & Co., Inc.	24,818	1,715,668
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	147,444	$ 5,855,001
Urban Outfitters, Inc. (a)(d)	21,705	631,833
		51,632,884
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	56,252	4,347,155
NIKE, Inc. Class B	71,766	7,782,305
Ralph Lauren Corp.	12,634	2,202,485
VF Corp.	17,079	2,493,192
		16,825,137
TOTAL CONSUMER DISCRETIONARY		272,305,557
CONSUMER STAPLES - 10.6%
Beverages - 2.4%
Beam, Inc.	30,635	1,794,292
Brown-Forman Corp. Class B (non-vtg.)	19,418	1,619,267
Coca-Cola Enterprises, Inc.	58,707	1,679,020
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	33,568	791,869
Dr Pepper Snapple Group, Inc.	41,455	1,666,906
Molson Coors Brewing Co. Class B	30,701	1,389,220
PepsiCo, Inc.	307,024	20,371,042
The Coca-Cola Co.	442,404	32,742,320
		62,053,936
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	85,018	7,719,634
CVS Caremark Corp.	254,585	11,405,408
Kroger Co.	112,354	2,722,337
Safeway, Inc.	52,388	1,058,761
SUPERVALU, Inc. (d)	41,493	236,925
Sysco Corp.	114,269	3,412,072
Wal-Mart Stores, Inc.	341,419	20,894,843
Walgreen Co. (d)	170,749	5,718,384
Whole Foods Market, Inc.	31,728	2,639,770
		55,808,134
Food Products - 1.8%
Archer Daniels Midland Co.	129,334	4,094,714
Campbell Soup Co.	34,890	1,181,027
ConAgra Foods, Inc.	80,651	2,117,895
Dean Foods Co. (a)	36,014	436,130
General Mills, Inc.	126,015	4,971,292
H.J. Heinz Co.	62,531	3,348,535
Hershey Co. (d)	29,977	1,838,489
Hormel Foods Corp.	26,839	792,287
Kellogg Co.	48,174	2,583,572
Kraft Foods, Inc. Class A	345,649	13,138,118
McCormick & Co., Inc. (non-vtg.) (d)	26,008	1,415,615
Mead Johnson Nutrition Co. Class A	39,811	3,283,611
Sara Lee Corp.	115,643	2,489,794

	Shares	Value
The J.M. Smucker Co.	22,160	$ 1,802,938
Tyson Foods, Inc. Class A	56,979	1,091,148
		44,585,165
Household Products - 2.1%
Clorox Co.	25,373	1,744,394
Colgate-Palmolive Co.	93,747	9,166,582
Kimberly-Clark Corp.	76,956	5,686,279
Procter & Gamble Co.	538,421	36,187,275
		52,784,530
Personal Products - 0.2%
Avon Products, Inc.	84,242	1,630,925
Estee Lauder Companies, Inc. Class A	43,955	2,722,573
		4,353,498
Tobacco - 1.9%
Altria Group, Inc.	399,880	12,344,296
Lorillard, Inc.	25,803	3,340,972
Philip Morris International, Inc.	336,587	29,824,974
Reynolds American, Inc.	65,321	2,706,902
		48,217,144
TOTAL CONSUMER STAPLES		267,802,407
ENERGY - 11.1%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	85,535	3,587,338
Cameron International Corp. (a)(d)	48,122	2,542,285
Diamond Offshore Drilling, Inc.	13,588	906,999
FMC Technologies, Inc. (a)(d)	46,734	2,356,328
Halliburton Co.	180,422	5,988,206
Helmerich & Payne, Inc. (d)	20,991	1,132,464
Nabors Industries Ltd. (a)	56,430	986,961
National Oilwell Varco, Inc.	82,926	6,590,129
Noble Corp. (d)	49,294	1,847,046
Rowan Companies, Inc. (a)(d)	24,157	795,490
Schlumberger Ltd.	260,723	18,232,359
		44,965,605
Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (a)	43,009	654,167
Anadarko Petroleum Corp.	97,431	7,632,745
Apache Corp.	75,126	7,545,655
Cabot Oil & Gas Corp.	41,017	1,278,500
Chesapeake Energy Corp.	129,503	3,000,585
Chevron Corp.	386,451	41,443,005
ConocoPhillips	250,151	19,013,978
CONSOL Energy, Inc. (d)	44,391	1,513,733
Denbury Resources, Inc. (a)(d)	76,291	1,390,785
Devon Energy Corp.	78,993	5,617,982
El Paso Corp.	151,076	4,464,296
EOG Resources, Inc.	52,600	5,843,860
EQT Corp.	29,222	1,408,793
Exxon Mobil Corp.	921,325	79,906,517
Hess Corp.	59,147	3,486,716
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	137,601	$ 4,361,952
Marathon Petroleum Corp.	67,950	2,946,312
Murphy Oil Corp.	37,898	2,132,520
Newfield Exploration Co. (a)	25,898	898,143
Noble Energy, Inc.	34,588	3,382,015
Occidental Petroleum Corp.	158,543	15,098,050
Peabody Energy Corp.	53,221	1,541,280
Pioneer Natural Resources Co.	24,094	2,688,649
QEP Resources, Inc.	34,697	1,058,259
Range Resources Corp.	30,855	1,793,910
Southwestern Energy Co. (a)(d)	68,230	2,087,838
Spectra Energy Corp.	127,285	4,015,842
Sunoco, Inc.	20,880	796,572
Tesoro Corp. (a)	27,174	729,350
Valero Energy Corp.	108,503	2,796,122
Williams Companies, Inc.	115,757	3,566,473
WPX Energy, Inc.	38,828	699,292
		234,793,896
TOTAL ENERGY		279,759,501
FINANCIALS - 14.8%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	43,376	2,478,071
Bank of New York Mellon Corp.	235,509	5,682,832
BlackRock, Inc. Class A	19,620	4,020,138
Charles Schwab Corp. (d)	211,240	3,035,519
E*TRADE Financial Corp. (a)	49,636	543,514
Federated Investors, Inc. Class B (non-vtg.) (d)	18,050	404,501
Franklin Resources, Inc.	27,860	3,455,476
Goldman Sachs Group, Inc.	96,742	12,031,803
Invesco Ltd.	87,214	2,325,997
Legg Mason, Inc.	24,309	678,950
Morgan Stanley	297,818	5,849,146
Northern Trust Corp.	47,133	2,236,461
State Street Corp.	95,363	4,339,017
T. Rowe Price Group, Inc.	49,550	3,235,615
		50,317,040
Commercial Banks - 2.9%
BB&T Corp.	136,292	4,278,206
Comerica, Inc.	38,632	1,250,132
Fifth Third Bancorp	179,816	2,526,415
First Horizon National Corp.	50,119	520,235
Huntington Bancshares, Inc.	168,966	1,089,831
KeyCorp	186,291	1,583,474
M&T Bank Corp.	24,709	2,146,718
PNC Financial Services Group, Inc.	103,128	6,650,725
Regions Financial Corp.	276,211	1,820,230
SunTrust Banks, Inc.	104,061	2,515,154
U.S. Bancorp	373,543	11,833,842

	Shares	Value
Wells Fargo & Co.	1,030,797	$ 35,191,410
Zions Bancorporation (d)	35,997	772,496
		72,178,868
Consumer Finance - 0.9%
American Express Co.	198,377	11,478,093
Capital One Financial Corp. (d)	108,184	6,030,176
Discover Financial Services	103,603	3,454,124
SLM Corp.	99,560	1,569,066
		22,531,459
Diversified Financial Services - 3.4%
Bank of America Corp.	2,097,934	20,077,228
Citigroup, Inc.	572,485	20,924,327
CME Group, Inc.	12,988	3,757,818
IntercontinentalExchange, Inc. (a)	14,189	1,949,852
JPMorgan Chase & Co.	746,205	34,310,506
Leucadia National Corp.	38,726	1,010,749
Moody's Corp.	38,343	1,614,240
NYSE Euronext	50,492	1,515,265
The NASDAQ Stock Market, Inc. (a)	24,403	632,038
		85,792,023
Insurance - 3.5%
ACE Ltd.	65,906	4,824,319
AFLAC, Inc.	91,307	4,199,209
Allstate Corp.	97,405	3,206,573
American International Group, Inc. (a)	105,171	3,242,422
Aon Corp.	63,565	3,118,499
Assurant, Inc.	17,104	692,712
Berkshire Hathaway, Inc. Class B (a)	343,688	27,890,281
Cincinnati Financial Corp.	31,722	1,094,726
Genworth Financial, Inc. Class A (a)	96,055	799,178
Hartford Financial Services Group, Inc.	86,057	1,814,082
Lincoln National Corp.	56,948	1,501,149
Loews Corp.	59,724	2,381,196
Marsh & McLennan Companies, Inc.	106,226	3,483,151
MetLife, Inc.	207,270	7,741,535
Principal Financial Group, Inc.	58,927	1,738,936
Progressive Corp.	119,536	2,770,844
Prudential Financial, Inc.	91,874	5,823,893
The Chubb Corp.	52,999	3,662,761
The Travelers Companies, Inc.	76,836	4,548,691
Torchmark Corp.	19,584	976,262
Unum Group	56,809	1,390,684
XL Group PLC Class A	61,705	1,338,381
		88,239,484
Real Estate Investment Trusts - 2.0%
American Tower Corp.	76,963	4,850,208
Apartment Investment & Management Co. Class A	23,681	625,415
AvalonBay Communities, Inc.	18,611	2,630,665
Boston Properties, Inc.	28,985	3,043,135
Equity Residential (SBI)	58,690	3,675,168
HCP, Inc.	80,052	3,158,852
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.	41,104	$ 2,259,076
Host Hotels & Resorts, Inc.	138,312	2,271,083
Kimco Realty Corp.	79,555	1,532,229
Plum Creek Timber Co., Inc.	31,552	1,311,301
Prologis, Inc.	89,719	3,231,678
Public Storage	27,791	3,839,882
Simon Property Group, Inc.	59,865	8,721,133
Ventas, Inc.	56,476	3,224,780
Vornado Realty Trust	36,179	3,046,272
Weyerhaeuser Co.	104,874	2,298,838
		49,719,715
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	64,106	1,279,556
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	103,127	753,858
People's United Financial, Inc.	70,211	929,594
		1,683,452
TOTAL FINANCIALS		371,741,597
HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen, Inc.	154,707	10,518,529
Biogen Idec, Inc. (a)	46,665	5,878,390
Celgene Corp. (a)	85,777	6,649,433
Gilead Sciences, Inc. (a)	148,038	7,231,656
		30,278,008
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	109,535	6,548,002
Becton, Dickinson & Co.	41,070	3,189,086
Boston Scientific Corp. (a)	283,705	1,696,556
C.R. Bard, Inc.	16,432	1,622,167
CareFusion Corp. (a)	43,935	1,139,235
Covidien PLC	94,481	5,166,221
DENTSPLY International, Inc.	27,766	1,114,250
Edwards Lifesciences Corp. (a)(d)	22,476	1,634,679
Intuitive Surgical, Inc. (a)	7,682	4,161,724
Medtronic, Inc.	203,412	7,971,716
St. Jude Medical, Inc.	62,642	2,775,667
Stryker Corp.	63,308	3,512,328
Varian Medical Systems, Inc. (a)(d)	22,087	1,523,120
Zimmer Holdings, Inc.	34,819	2,238,165
		44,292,916
Health Care Providers & Services - 2.1%
Aetna, Inc.	68,495	3,435,709
AmerisourceBergen Corp.	50,401	1,999,912
Cardinal Health, Inc.	67,573	2,913,072
CIGNA Corp.	56,007	2,758,345
Coventry Health Care, Inc.	27,600	981,732

	Shares	Value
DaVita, Inc. (a)	18,316	$ 1,651,554
Express Scripts, Inc. (a)(d)	94,763	5,134,259
Humana, Inc.	32,068	2,965,649
Laboratory Corp. of America Holdings (a)(d)	19,001	1,739,352
McKesson Corp. (d)	48,108	4,222,439
Medco Health Solutions, Inc. (a)	75,869	5,333,591
Patterson Companies, Inc.	17,114	571,608
Quest Diagnostics, Inc.	30,951	1,892,654
Tenet Healthcare Corp. (a)(d)	80,145	425,570
UnitedHealth Group, Inc.	204,266	12,039,438
WellPoint, Inc.	65,436	4,829,177
		52,894,061
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	28,525	2,172,464
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	67,952	3,024,544
Life Technologies Corp. (a)	34,847	1,701,231
PerkinElmer, Inc. (d)	22,180	613,499
Thermo Fisher Scientific, Inc.	71,516	4,032,072
Waters Corp. (a)	17,409	1,613,118
		10,984,464
Pharmaceuticals - 5.7%
Abbott Laboratories	307,359	18,838,033
Allergan, Inc.	59,511	5,679,135
Bristol-Myers Squibb Co.	329,986	11,137,028
Eli Lilly & Co.	199,613	8,038,416
Forest Laboratories, Inc. (a)	51,905	1,800,584
Hospira, Inc. (a)(d)	32,202	1,204,033
Johnson & Johnson	536,600	35,394,136
Merck & Co., Inc.	595,033	22,849,267
Mylan, Inc. (a)(d)	83,456	1,957,043
Perrigo Co.	18,238	1,884,168
Pfizer, Inc.	1,473,606	33,391,912
Watson Pharmaceuticals, Inc. (a)	24,858	1,666,977
		143,840,732
TOTAL HEALTH CARE		284,462,645
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.5%
General Dynamics Corp.	69,750	5,118,255
Goodrich Corp.	24,591	3,084,695
Honeywell International, Inc.	151,566	9,253,104
L-3 Communications Holdings, Inc.	19,348	1,369,258
Lockheed Martin Corp.	52,111	4,682,694
Northrop Grumman Corp.	49,384	3,016,375
Precision Castparts Corp.	28,376	4,906,210
Raytheon Co.	66,438	3,506,598
Rockwell Collins, Inc. (d)	29,053	1,672,291
Textron, Inc.	54,664	1,521,299
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	145,771	$ 10,840,989
United Technologies Corp.	177,916	14,756,353
		63,728,121
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	31,931	2,091,161
Expeditors International of Washington, Inc.	41,456	1,928,119
FedEx Corp.	61,475	5,653,241
United Parcel Service, Inc. Class B	187,407	15,127,493
		24,800,014
Airlines - 0.0%
Southwest Airlines Co.	151,085	1,244,940
Building Products - 0.0%
Masco Corp.	69,842	933,788
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	20,801	626,734
Cintas Corp. (d)	21,556	843,271
Iron Mountain, Inc.	33,443	963,158
Pitney Bowes, Inc. (d)	39,054	686,569
R.R. Donnelley & Sons Co. (d)	34,892	432,312
Republic Services, Inc.	61,490	1,879,134
Stericycle, Inc. (a)(d)	16,569	1,385,831
Waste Management, Inc.	90,188	3,152,972
		9,969,981
Construction & Engineering - 0.2%
Fluor Corp.	33,036	1,983,481
Jacobs Engineering Group, Inc. (a)(d)	25,118	1,114,486
Quanta Services, Inc. (a)	41,311	863,400
		3,961,367
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	30,985	1,981,491
Emerson Electric Co.	143,565	7,491,222
Rockwell Automation, Inc.	27,835	2,218,450
Roper Industries, Inc.	18,940	1,878,090
		13,569,253
Industrial Conglomerates - 2.6%
3M Co.	135,768	12,111,863
Danaher Corp.	111,835	6,262,760
General Electric Co.	2,068,391	41,512,607
Tyco International Ltd.	90,108	5,062,267
		64,949,497
Machinery - 2.1%
Caterpillar, Inc.	126,577	13,482,982
Cummins, Inc.	37,518	4,503,661
Deere & Co.	78,548	6,354,533
Dover Corp.	35,901	2,259,609
Eaton Corp.	65,426	3,260,178
Flowserve Corp.	10,653	1,230,528

	Shares	Value
Illinois Tool Works, Inc.	94,567	$ 5,401,667
Ingersoll-Rand PLC (d)	58,130	2,403,676
Joy Global, Inc.	20,686	1,520,421
PACCAR, Inc.	69,761	3,266,908
Pall Corp.	22,560	1,345,253
Parker Hannifin Corp.	29,498	2,494,056
Snap-On, Inc.	11,414	695,912
Stanley Black & Decker, Inc.	33,143	2,550,685
Xylem, Inc.	36,109	1,002,025
		51,772,094
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	9,329	790,446
Equifax, Inc.	23,427	1,036,879
Robert Half International, Inc.	27,785	841,886
		2,669,211
Road & Rail - 0.8%
CSX Corp.	205,694	4,426,535
Norfolk Southern Corp.	64,535	4,248,339
Ryder System, Inc.	10,002	528,106
Union Pacific Corp.	93,842	10,086,138
		19,289,118
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	57,720	3,122,652
W.W. Grainger, Inc.	11,923	2,561,180
		5,683,832
TOTAL INDUSTRIALS		262,571,216
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	1,052,826	22,267,270
F5 Networks, Inc. (a)	15,481	2,089,316
Harris Corp. (d)	22,260	1,003,481
JDS Uniphase Corp. (a)	44,928	651,007
Juniper Networks, Inc. (a)	102,893	2,354,192
Motorola Mobility Holdings, Inc. (a)	51,525	2,021,841
Motorola Solutions, Inc.	57,515	2,923,487
QUALCOMM, Inc.	330,633	22,489,657
		55,800,251
Computers & Peripherals - 5.7%
Apple, Inc. (a)	182,257	109,257,595
Dell, Inc. (a)	298,500	4,955,100
EMC Corp. (a)	401,330	11,991,740
Hewlett-Packard Co.	386,325	9,206,125
Lexmark International, Inc. Class A	13,848	460,308
NetApp, Inc. (a)(d)	70,956	3,176,700
SanDisk Corp. (a)	47,383	2,349,723
Western Digital Corp. (a)	45,730	1,892,765
		143,290,056
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	31,928	1,908,337
Corning, Inc.	297,491	4,188,673
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	30,112	$ 762,135
Jabil Circuit, Inc.	36,042	905,375
Molex, Inc.	26,842	754,797
TE Connectivity Ltd.	83,308	3,061,569
		11,580,886
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(d)	34,756	1,275,545
eBay, Inc. (a)	223,890	8,259,302
Google, Inc. Class A (a)	49,574	31,788,832
VeriSign, Inc. (d)	31,183	1,195,556
Yahoo!, Inc. (a)	237,260	3,611,097
		46,130,332
IT Services - 3.9%
Accenture PLC Class A	126,515	8,160,218
Automatic Data Processing, Inc.	95,897	5,292,555
Cognizant Technology Solutions Corp. Class A (a)	59,303	4,563,366
Computer Sciences Corp.	30,314	907,601
Fidelity National Information Services, Inc.	45,842	1,518,287
Fiserv, Inc. (a)	27,091	1,879,844
IBM Corp.	226,491	47,257,347
MasterCard, Inc. Class A	20,773	8,735,877
Paychex, Inc. (d)	63,052	1,953,981
SAIC, Inc.	54,025	713,130
Teradata Corp. (a)	32,723	2,230,072
The Western Union Co.	121,261	2,134,194
Total System Services, Inc.	31,383	724,006
Visa, Inc. Class A	97,239	11,474,202
		97,544,680
Office Electronics - 0.1%
Xerox Corp.	260,353	2,103,652
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	114,692	919,830
Altera Corp.	63,017	2,509,337
Analog Devices, Inc.	58,219	2,352,048
Applied Materials, Inc.	252,385	3,139,669
Broadcom Corp. Class A	95,881	3,768,123
First Solar, Inc. (a)(d)	11,496	287,975
Intel Corp.	976,602	27,452,282
KLA-Tencor Corp. (d)	32,593	1,773,711
Linear Technology Corp.	44,761	1,508,446
LSI Corp. (a)	110,791	961,666
Microchip Technology, Inc. (d)	37,544	1,396,637
Micron Technology, Inc. (a)	193,096	1,564,078
Novellus Systems, Inc. (a)	13,807	689,107
NVIDIA Corp. (a)	119,369	1,837,089
Teradyne, Inc. (a)(d)	36,448	615,607

	Shares	Value
Texas Instruments, Inc.	223,815	$ 7,522,422
Xilinx, Inc.	51,183	1,864,597
		60,162,624
Software - 3.7%
Adobe Systems, Inc. (a)	96,527	3,311,841
Autodesk, Inc. (a)	44,159	1,868,809
BMC Software, Inc. (a)	32,103	1,289,256
CA, Inc.	71,199	1,962,244
Citrix Systems, Inc. (a)	36,276	2,862,539
Electronic Arts, Inc. (a)(d)	64,779	1,067,558
Intuit, Inc.	57,648	3,466,374
Microsoft Corp.	1,459,779	47,077,873
Oracle Corp.	766,299	22,345,279
Red Hat, Inc. (a)	37,754	2,261,087
salesforce.com, Inc. (a)(d)	26,584	4,107,494
Symantec Corp. (a)	142,590	2,666,433
		94,286,787
TOTAL INFORMATION TECHNOLOGY		510,899,268
MATERIALS - 3.4%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	41,168	3,779,222
Airgas, Inc.	13,435	1,195,312
CF Industries Holdings, Inc.	12,799	2,337,737
Dow Chemical Co.	231,713	8,026,538
E.I. du Pont de Nemours & Co.	182,234	9,640,179
Eastman Chemical Co.	26,775	1,384,000
Ecolab, Inc.	56,937	3,514,152
FMC Corp.	13,651	1,445,095
International Flavors & Fragrances, Inc.	15,820	927,052
Monsanto Co.	104,661	8,347,761
PPG Industries, Inc.	29,714	2,846,601
Praxair, Inc.	58,333	6,687,295
Sherwin-Williams Co.	16,901	1,836,632
Sigma Aldrich Corp. (d)	23,600	1,724,216
The Mosaic Co.	58,211	3,218,486
		56,910,278
Construction Materials - 0.0%
Vulcan Materials Co.	25,264	1,079,531
Containers & Packaging - 0.1%
Ball Corp.	30,518	1,308,612
Bemis Co., Inc. (d)	20,152	650,708
Owens-Illinois, Inc. (a)	32,139	750,124
Sealed Air Corp.	37,543	724,955
		3,434,399
Metals & Mining - 0.8%
Alcoa, Inc. (d)	208,399	2,088,158
Allegheny Technologies, Inc.	20,858	858,724
Cliffs Natural Resources, Inc. (d)	27,761	1,922,727
Freeport-McMoRan Copper & Gold, Inc.	185,289	7,048,394
Newmont Mining Corp.	96,774	4,961,603
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	61,944	$ 2,660,495
Titanium Metals Corp.	16,094	218,235
United States Steel Corp. (d)	28,149	826,736
		20,585,072
Paper & Forest Products - 0.2%
International Paper Co.	85,440	2,998,944
MeadWestvaco Corp.	33,419	1,055,706
		4,054,650
TOTAL MATERIALS		86,063,930
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	1,158,934	36,193,509
CenturyLink, Inc.	121,120	4,681,288
Frontier Communications Corp. (d)	194,509	811,103
Verizon Communications, Inc.	554,280	21,190,124
Windstream Corp.	114,642	1,342,458
		64,218,482
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	48,939	2,610,406
MetroPCS Communications, Inc. (a)	57,398	517,730
Sprint Nextel Corp. (a)	585,919	1,669,869
		4,798,005
TOTAL TELECOMMUNICATION SERVICES		69,016,487
UTILITIES - 3.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	94,498	3,645,733
Duke Energy Corp. (d)	261,124	5,486,215
Edison International	63,688	2,707,377
Entergy Corp.	34,526	2,320,147
Exelon Corp.	166,372	6,523,446
FirstEnergy Corp.	81,751	3,727,028
NextEra Energy, Inc.	81,359	4,969,408
Northeast Utilities	34,639	1,285,800
Pepco Holdings, Inc. (d)	44,493	840,473
Pinnacle West Capital Corp.	21,357	1,023,000
PPL Corp.	113,227	3,199,795
Progress Energy, Inc.	57,709	3,064,925
Southern Co.	169,395	7,610,917
		46,404,264
Gas Utilities - 0.1%
AGL Resources, Inc.	22,890	897,746
ONEOK, Inc.	20,308	1,658,351
		2,556,097

	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)(d)	44,507	$ 697,425
The AES Corp. (a)	125,763	1,643,722
		2,341,147
Multi-Utilities - 1.3%
Ameren Corp.	47,430	1,545,269
CenterPoint Energy, Inc.	83,288	1,642,439
CMS Energy Corp. (d)	50,291	1,106,402
Consolidated Edison, Inc.	57,252	3,344,662
Dominion Resources, Inc.	111,447	5,707,201
DTE Energy Co.	33,114	1,822,263
Integrys Energy Group, Inc.	15,303	810,906
NiSource, Inc. (d)	55,160	1,343,146
PG&E Corp.	80,555	3,496,893
Public Service Enterprise Group, Inc.	98,921	3,027,972
SCANA Corp.	22,669	1,033,933
Sempra Energy	47,030	2,819,919
TECO Energy, Inc. (d)	42,185	740,347
Wisconsin Energy Corp.	45,050	1,584,859
Xcel Energy, Inc.	95,164	2,518,991
		32,545,202
TOTAL UTILITIES		83,846,710
TOTAL COMMON STOCKS (Cost $1,450,116,718)		2,488,469,318
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 6/7/12 (e) (Cost $3,499,784)	$ 3,500,000	3,499,615
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	28,141,809	28,141,809
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	118,404,048	118,404,048
TOTAL MONEY MARKET FUNDS (Cost $146,545,857)		146,545,857
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,600,162,359)	2,638,514,790
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(119,400,602)
NET ASSETS - 100%	$ 2,519,114,188
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
90 CME S&P 500 Index Contracts	June 2012	$ 31,572,000	$ 990,189

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,199,758.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,084
Fidelity Securities Lending Cash Central Fund	89,595
Total	$ 101,679
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 272,305,557	$ 272,305,557	$ -	$ -
Consumer Staples	267,802,407	267,802,407	-	-
Energy	279,759,501	279,759,501	-	-
Financials	371,741,597	371,741,597	-	-
Health Care	284,462,645	284,462,645	-	-
Industrials	262,571,216	262,571,216	-	-
Information Technology	510,899,268	510,899,268	-	-
Materials	86,063,930	86,063,930	-	-
Telecommunication Services	69,016,487	69,016,487	-	-
Utilities	83,846,710	83,846,710	-	-
U.S. Government and Government Agency Obligations	3,499,615	-	3,499,615	-
Money Market Funds	146,545,857	146,545,857	-	-
Total Investments in Securities:	$ 2,638,514,790	$ 2,635,015,175	$ 3,499,615	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 990,189	$ 990,189	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,441
Total Realized Gain (Loss)	2,744
Total Unrealized Gain (Loss)	3,040
Cost of Purchases	-
Proceeds of Sales	(8,225)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,605,949,623. Net unrealized appreciation aggregated $1,032,565,167, of which $1,247,084,873 related to appreciated investment securities and $214,519,706 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012